Balance Sheet Components (Other Assets and Liabilities) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changyou.com Limited [Member] | Content And Game License Intangible Assets [Member]
Balance Sheet Components [Line Items]
Prepaid and other current assets impairment losses	$ 0.9	$ 5.8